Schedule of Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 2,703,512	$ 2,635,219	$ 11,460,265	$ 8,253,391
Total gross profit	1,631,837	1,604,904	6,942,982	4,990,738
Total capital additions, net	56,043	231,699	590,485	76,854
Total goodwill	2,322,887		2,322,887	2,322,887
Total assets	12,000,042		11,962,132	10,344,633
Document Management [Member]
Total revenues	914,950	735,818	3,089,669	2,816,848
Total gross profit	734,906	587,500	2,542,135	2,160,807
Total capital additions, net	1,687	38,117	44,052	6,440
Total goodwill	522,711		522,711	522,711
Total assets	2,303,195		2,233,419	2,295,165
Document Conversion [Member]
Total revenues	1,788,562	1,899,401	8,370,596	5,436,543
Total gross profit	896,931	1,017,404	4,400,847	2,829,931
Total capital additions, net	54,356	$ 193,582	546,433	70,414
Total goodwill	1,800,176		1,800,176	1,800,176
Total assets	$ 9,686,847		$ 9,728,713	$ 8,049,468